(Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund) - Class C) | (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund))
Investment objective
To seek to maximize total return, which consists of income on its investments and capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) (USD $)	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund))		Class C
Management fee		0.70%
Distribution and service (Rule 12b-1) fees		1.00%
Other expenses	[1]	15.22%
Total annual fund operating expenses		16.92%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	1,679	4,227	6,272	9,597

Kept
Expense Example, No Redemption (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	1,591	4,227	6,272	9,597

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal investment strategies

The fund will normally invest in a portfolio of fixed-income securities. Under normal circumstances, the fund will invest at least 80% of its assets in bonds and related investments and maintain an average portfolio duration of approximately three years or less. Related investments include derivatives (such as total return swaps, interest-rate swaps, credit default swaps, credit default swap indexes and futures), bank loans and credit-linked notes. Related investments may be used for hedging purposes or as a substitute for investing in bonds. The fund's subadvisor has broad discretion to allocate the fund's assets among the following segments of the global market for fixed-income securities:

  U.S. government obligations

  Mortgage- and asset-backed securities

  Investment- and below-investment-grade U.S. and foreign corporate debt, including floating-rate loans and

  Investment- and below-investment-grade sovereign debt, including issuers in emerging markets.

The subadvisor uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the fund's assets among various segments of the fixed-income market. After the subadvisor makes its sector allocations, it uses traditional credit analysis to identify individual securities for the fund's portfolio.

In selecting U.S. government and agency obligations and mortgage-backed securities for investment, the subadvisor may consider, among other factors, yield curve shifts, credit quality, and changing prepayment patterns.

In selecting corporate debt for investment, the subadvisor may consider, among other factors, the strength of the issuer's financial resources and sensitivity to economic conditions and trends, the issuer's operating history and the experience and track record of the issuer's management.

In selecting foreign government debt for investment, the subadvisor may consider, among other factors, currency, inflation and interest rate trends, growth rate forecasts, liquidity of a country's debt markets, fiscal policies, political outlook and tax environment.

The fund may invest in fixed- and floating-rate loans, which generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid.

For hedging purposes or as a substitute for investing in bonds, the fund may engage in derivative transactions that include U.S. Treasury futures, currency futures, index futures, interest-rate swaps, credit swaps and credit default swaps on securities and credit indexes to a significant extent. The fund seeks capital appreciation through industry selection, sector selection and security selection.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds."

The fund normally maintains an average portfolio duration of approximately three years or less. However, the fund may invest in securities of any duration and maturity. Duration is an approximate measure of the sensitivity of a fixed-income security to interest-rate risk. Securities with higher durations are generally more sensitive to this risk. For example, all other things being equal, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline by about 5%. If rates decrease by a percentage point, such fund's share price would generally rise by about 5%.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the U.S. and abroad, including the U.S. government's recent inability to agree on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: www.jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday, between 8:00 A.M. and 7:00 P.M., and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Because Class C shares of the fund had not commenced operations prior to the date of this prospectus, the returns shown are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class C (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2013 was -11.25%.

Best quarter:  Q1 '12,  0.53%

Worst quarter: Q3 '11, -8.23%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund))	1 Year	Since Inception	Inception Date
Class C	(6.02%)	(9.78%)	Nov. 02, 2009
Class C After tax on distributions	(7.19%)	(11.06%)	Nov. 02, 2009
Class C After tax on distributions, with sale	(3.88%)	(8.80%)	Nov. 02, 2009
Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	5.51%	4.66%	Nov. 02, 2009